Deposits (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Aggregate amount of overdrawn deposit accounts reclassified as loan balances	$ 400,552	$ 389,331
Components of interest-bearing deposits [Abstract]
Interest-Bearing Demand	357,290,975	314,030,843
Savings	54,094,617	48,777,743
Time, $100,000 and Over	220,672,794	211,244,750
Other Time	240,210,393	281,665,013
Total Interest bearing Deposits	872,268,779	855,718,349
Brokered deposits balances	26,579,934	28,229,608
CDARS balances	26,579,934	28,229,608
Brokered deposits less the reciprocal deposits	0	0
Certificates of deposits, $100,000 or more	143,388,694	161,530,500
Scheduled maturities of certificates of deposits [Abstract]
2014	322,971,106
2015	69,000,752
2016	37,944,799
2017	12,974,997
2018 and Thereafter	17,991,533
Total	$ 460,883,187